Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Long-Term Investments

	As of December 31,
	2024	2025
	RMB	RMB	US$
Equity investments accounted for using Equity Method	210,119	205,841	29,435
Equity investments accounted for using the measurement alternative	503,336	409,948	58,621
Investment accounted for under fair value option	8,626	—	—
Available-for-sale debt securities under fair value	95,249	72,670	10,392
Total	817,330	688,459	98,448

Summary of unaudited condensed financial information of the Group's equity investments	The summarized financial information of the Group’s equity method investees, presented in aggregate as required by Regulation S-X Rule 4-08(g), is as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Balance sheet data:
Current assets	195,615	147,042	21,027
Non-current assets	1,155,477	1,050,780	150,260
Current liabilities	48,443	74,784	10,694
Non-current liabilities	8,632	4,341	621

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Operating data:
Revenues	156,948	75,805	30,650	4,383
Gross profit	19,206	(12,085)	22,956	3,283
Operating loss	(64,535)	(150,914)	(28,623)	(4,093)
Net loss	(60,929)	(148,523)	(28,462)	(4,070)

Schedule of Unrealized and Realized Gains and Losses of Equity Securities

Total unrealized and realized gains and losses of equity securities accounted for using the measurement alternative for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	501	23,279	—	—
Gross unrealized losses (downward adjustment and impairment)	(168,759)	(94,930)	(77,390)	(11,067)
Net unrealized losses on equity securities held	(168,258)	(71,651)	(77,390)	(11,067)
Net gains on equity securities sold	6,117	2,627	27,102	3,876
Total net losses recognized in other income, net	(162,141)	(69,024)	(50,288)	(7,191)